UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[✔] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Deephaven Residential Mortgage Trust 2022-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001864947

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Jeffrey Meriggi, Authorized Officer

Telephone (212) 257-5774

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RCF II MASTER DEPOSITOR, LLC

(Depositor)

By: Pretium Residential Credit Management, LLC, its manager

By:	/s/ Chris Weidler

Name: Chris Weidler

Title: Authorized Person

Date: January 14, 2022

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Selene Diligence LLC (“Selene”) Due Diligence Narrative Report

Exhibit 99.2	Selene Data Compare Report

Exhibit 99.3	Selene Findings Details

Exhibit 99.4	Selene Grading Summary

Exhibit 99.5	Selene Supplemental Data

Exhibit 99.6	Selene Supplemental Data 2

Exhibit 99.7	Selene Valuation Report

Exhibit 99.8	Selene Valuation Report 2

Exhibit 99.9	Selene Data Compare

Exhibit 99.10	Selene Conditions Report

Exhibit 99.11	Selene Rating Agency Grades

Exhibit 99.12	Selene ATR QM Report

Exhibit 99.13	Selene Cross-Coll ATR QM Report

Exhibit 99.14	Selene Valuation Summary

Exhibit 99.15	Selene Cross-Coll Valuation Summary